Borrowings	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
BORROWINGS

NOTE 9: BORROWINGS

	June 30, 2018	December 31, 2017
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$—	$71,500
BNP Paribas S.A. and DVB Bank S.E.	54,000	56,250
Eurobank Ergasias S.A. $52,200	34,205	35,569
Eurobank Ergasias S.A. $52,000	32,430	33,654
Norddeutsche Landesbank Girozentrale	23,047	23,828
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	44,141	45,703
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	50,682	82,327
BNP Paribas $44,000	34,000	36,000
HSH $24,000	21,712	22,856
Total credit facilities	964,217	1,077,687
CMB Financial Leasing Co.	71,500	—
Total borrowings	1,035,717	1,077,687
Less: Deferred finance costs, net	(13,350)	(13,470)
Add: bond premium	1,024	1,152
Less: current portion of credit facilities, net of deferred finance costs	(43,260)	(36,410)
Less: current portion of CMB Financial Leasing Co., net of deferred finance costs	(5,543)	—
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$974,588	$1,028,959

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes).

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of approximately 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2018.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have the same CUSIP number.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes). The Company’s 2021 Notes are unregistered. The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance, are 100% owned. Navios Acquisition does not have any independent assets or operations. Except as provided above, Navios Acquisition does not have any subsidiaries that are not guarantors of the 2021 Notes.

Credit Facilities

As of June 30, 2018, the Company had secured credit facilities with various banks with a total outstanding balance of $365,717. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. Dollars and bear interest based on LIBOR plus spread ranging from 230 bps to 305 bps per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from June 2019 to April 2024. See also the maturity table included below.

ABN AMRO Bank N.V.: In February 2017, the Company drew $26,650 under this credit facility with ABN AMRO Bank N.V. which was secured with its two chemical tankers, following the full repayment of the previous financing arrangements. The maturity date of the loan was in February 2018. The loan bore interest at LIBOR plus 400 bps per annum. In June, 2017, the Company prepaid the outstanding balance of $26,000 and an amount of $697 was written-off from the deferred finance costs.

HSH Nordbank: In June 2017, Navios Acquisition entered into a loan facility for an amount of $24,000 to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers. The facility is repayable in 17 equal consecutive quarterly installments of $572 each, with a final balloon payment of the balance to be repaid on the last repayment date. The facility matures in September 2021 and bears interest at LIBOR plus 300 bps per annum. As of June 30, 2018, the outstanding balance was $21,712.

Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. On January 27, 2017, Navios Acquisition repaid $16,000 being the balloon instalment for another of the remaining five tranches. In April 2018, the Company fully repaid the outstanding balance of $69,250. Following the prepayment, an amount of $19 was written-off in condensed consolidated statement of operations.

Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB: In November 2015, Navios Acquisition, entered into a term loan facility of up to $125,000 (divided into five tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the: (i) financing of the purchase price of the Nave Spherical; and (ii) the refinancing of the existing facility with Deutsche Bank AG Filiale Deutschlandgescäft and Skandinaviska Enskilda Banken AB, dated July 18, 2014. Four of the five tranches of the facility are repayable in 20 quarterly installments of between approximately $435 and $1,896, each with a final balloon repayment to be made on the last repayment date. The fifth tranche is repayable in 16 quarterly installments of between approximately $709 and $803, each. The maturity date of the loan is in the fourth quarter of 2020. The credit facility bears interest at LIBOR plus 295 bps per annum.

On March 23, 2018, Navios Acquisition prepaid $26,770, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Equinox and the Nave Pyxis, which substituted the Nave Galactic as collateral vessels under the 8 1/8% 2021 Notes. Following the prepayment, an amount of $297 was written-off in condensed consolidated statement of operations. As of June 30, 2018 the outstanding balance under this facility was $50,682.

As of June 30, 2018, no amount was available to be drawn from our facilities.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

Sale and Leaseback Agreement

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with CMB Financial Leasing Co., Ltd to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation at the end of the lease term and under ASC 842-40, the transaction accounted for as a failed sale and leaseback transaction and resulted in a finance lease. The agreement will be repayable in 24 equal consecutive quarterly installments of $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. In April 2018, the Company drew $71,500 under this agreement. As of June 30, 2018, the outstanding balance under this agreement was $71,500 and the proceeds net of the deferred finance costs are included within line item “Loan proceeds, net of deferred finance costs” of the Financing Activities in the condensed consolidated statements of cash flows.

The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity at the higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities, as amended for a specific period of time up to a maximum of two quarters (from the current balance sheet date), to be ranging from a maximum of 80% to 85%. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.

The maturity table below reflects the principal payments of all notes, credit facilities and the CMB Financial Leasing Co agreement outstanding as of June 30, 2018 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes.

Amount
Long-Term Debt Obligations:
Year
June 30, 2019	$50,282
June 30, 2020	92,031
June 30, 2021	79,805
June 30, 2022	733,118
June 30, 2023	38,771
June 30, 2024 and thereafter	41,710
Total	$1,035,717

As of June 30, 2018, the Company was in compliance with its covenants.